INCOME TAXES (Israel and International Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Israel	$ 12,043	$ 2,615	$ (2,413)
International (mainly US)	1,593	(877)	(1,088)
Income tax expenses (benefit)	13,636	1,738	(3,501)
Current and deferred:
Current	13,584	1,105	1,545
Deferred	(31)	633	(5,046)
Income tax expenses (benefit)	$ 13,636	$ 1,738	$ (3,501)